Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - Fair Value, Measurements, Recurring - Level 3 - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 67,794	¥ 96,566
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(682)	(222)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(561)	(4,910)
Gains or losses (realized/ unrealized), asset, total		(1,243)	(5,132)
Purchases, asset	[3]	63	453
Sales, asset		0	0
Settlements, asset	[4]	(14,018)	(8,837)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		52,596	83,050
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(147)	56
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(561)	(4,910)
Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		217,654	319,297
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	3,852	(3,251)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	2,802	(6,019)
Gains or losses (realized/ unrealized), asset, total		6,654	(9,270)
Purchases, asset	[3]	117,856	65,240
Sales, asset		(560)	(50,630)
Settlements, asset	[4]	(48,834)	(88,336)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		292,770	236,301
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,537	(3,649)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	303	25,351
Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		10,878	10,922
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(177)	(61)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(97)	(476)
Gains or losses (realized/ unrealized), asset, total		(274)	(537)
Purchases, asset	[3]	0	0
Sales, asset		0	0
Settlements, asset	[4]	(187)	(9)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		10,417	10,376
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(177)	(61)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(97)	(476)
Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		4,252	5,586
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	4,792	(124)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	4,016	(15)
Gains or losses (realized/ unrealized), asset, total		8,808	(139)
Purchases, asset	[3]	107,208	0
Sales, asset		0	0
Settlements, asset	[4]	0	(70)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		120,268	5,377
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,792	(325)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(2)	(15)
Available-for-sale debt securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		7,082	7,165
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(44)	(403)
Gains or losses (realized/ unrealized), asset, total		(44)	(403)
Purchases, asset	[3]	0	0
Sales, asset		0	0
Settlements, asset	[4]	0	0
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		7,038	6,762
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(45)	(403)
Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		195,442	295,624
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(763)	(3,066)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(1,073)	(5,125)
Gains or losses (realized/ unrealized), asset, total		(1,836)	(8,191)
Purchases, asset	[3]	10,648	65,240
Sales, asset		(560)	(50,630)
Settlements, asset	[4]	(48,647)	(88,257)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		155,047	213,786
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(78)	(3,263)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	447	26,245
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		162,210	162,857
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	5,797	(4,902)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(387)	(9,831)
Gains or losses (realized/ unrealized), asset, total		5,410	(14,733)
Purchases, asset	[3]	17,453	19,451
Sales, asset		0	0
Settlements, asset	[4]	(2,036)	(1,923)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		183,037	165,652
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	5,815	(4,956)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(384)	(9,834)
Equity securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		162,210	162,857
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	5,797	(4,902)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(387)	(9,831)
Gains or losses (realized/ unrealized), asset, total		5,410	(14,733)
Purchases, asset	[3]	17,453	19,451
Sales, asset		0	0
Settlements, asset	[4]	(2,036)	(1,923)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		183,037	165,652
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	5,815	(4,956)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(384)	(9,834)
Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		8,165	2,284
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	150	6,921
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(251)	(538)
Gains or losses (realized/ unrealized), asset, total		(101)	6,383
Purchases, asset	[3]	0	0
Sales, asset		0	0
Settlements, asset	[4]	0	0
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		8,064	8,667
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	150	6,921
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(251)	(538)
Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		8,165	2,284
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	150	6,921
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(251)	(538)
Gains or losses (realized/ unrealized), asset, total		(101)	6,383
Purchases, asset	[3]	0	0
Sales, asset		0	0
Settlements, asset	[4]	0	0
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		8,064	8,667
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	150	6,921
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(251)	(538)
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		2,586	2,786
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(1,421)	(365)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	0
Gains or losses (realized/ unrealized), asset, total		(1,421)	(365)
Purchases, asset	[3]	412	476
Sales, asset		0	0
Settlements, asset	[4]	(62)	(38)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		1,515	2,859
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,421)	(365)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	0
Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[5]	2,586	2,786
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[5]	(1,421)	(365)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2],[5]	0	0
Gains or losses (realized/ unrealized), asset, total	[5]	(1,421)	(365)
Purchases, asset	[3],[5]	412	476
Sales, asset	[5]	0	0
Settlements, asset	[4],[5]	(62)	(38)
Transfers in and/or out of Level 3 (net), asset	[5]	0	0
Ending Balance, asset	[5]	1,515	2,859
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(1,421)	(365)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	0	0
Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		136,257	167,207
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(17,278)	4,141
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	264	(104)
Gains or losses (realized/ unrealized), liability, total		(17,014)	4,037
Purchases, liability	[3]	0	0
Sales, liability		0	0
Settlements, liability	[4]	(10,571)	(11,839)
Transfers in and/or out of Level 3 (net), liability		0	0
Ending Balance, liability		142,700	151,331
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(17,278)	4,141
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	264	(104)
Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	[6]	136,257	167,207
Gains or losses (realized/ unrealized), included in earnings, liability	[1],[6]	(17,278)	4,141
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2],[6]	264	(104)
Gains or losses (realized/ unrealized), liability, total	[6]	(17,014)	4,037
Purchases, liability	[3],[6]	0	0
Sales, liability	[6]	0	0
Settlements, liability	[4],[6]	(10,571)	(11,839)
Transfers in and/or out of Level 3 (net), liability	[6]	0	0
Ending Balance, liability	[6]	142,700	151,331
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(17,278)	4,141
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	264	(104)
Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		15,259	14,136
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(244)	(382)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(1,190)	344
Gains or losses (realized/ unrealized), liability, total		(1,434)	(38)
Purchases, liability	[3]	1,475	0
Sales, liability		0	0
Settlements, liability	[4]	0	0
Transfers in and/or out of Level 3 (net), liability		0	0
Ending Balance, liability		18,168	14,174
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(244)	(382)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1,190)	344
Accounts Payable | Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		15,259	14,136
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(244)	(382)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(1,190)	344
Gains or losses (realized/ unrealized), liability, total		(1,434)	(38)
Purchases, liability	[3]	1,475	0
Sales, liability		0	0
Settlements, liability	[4]	0	0
Transfers in and/or out of Level 3 (net), liability		0	0
Ending Balance, liability		18,168	14,174
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(244)	(382)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	¥ (1,190)	¥ 344

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and loans held for sale, derivative assets and liabilities (net), and accounts payable are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For a reconciliation of the total amount of policy account balances and the balances of market risk benefits related to variable annuity and variable life insurance contracts during year ended March 31, 2025 and for the six months ended September 30, 2025, see Note 18 “Long-Durations Insurance Contracts Relating to Life Insurance Operations.”